Offerings	Nov. 08, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Subordinate Voting Shares (no par value)
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares (no par value)
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 10,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,531,000.00
Offering Note	There are being registered under the Registration Statement to which this exhibit pertains (this "Registration Statement") such indeterminate number of Class A Subordinate Voting Shares, Preferred Shares, Debt Securities, Warrants, Subscription Receipts and Units of Shopify Inc. (the "Registrant") as shall have an aggregate initial offering price not to exceed US$10,000,000,000 (or its equivalent in any other currency used to denominate the securities). Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the "Securities Act"). A registration fee of US$1,091,000 was previously paid with respect to the US$10,000,000,000 of securities registered under the Registrant's registration statement on Form F-10 filed on July 27, 2021 (No. 333-258189) (the "2021 Registration Statement"). US$10,000,000,000 remained unutilized under the 2021 Registration Statement and the US$1,091,000 registration fee for the 2021 Registration Statement was used to offset the US$927,000 registration fee required with respect to the US$10,000,000,000 of securities registered under the Registrant's registration statement on Form F-10 filed on September 9, 2022 (No. 333-267353) (the "2022 Registration Statement"). US$10,000,000,000 remains unutilized under the 2022 Registration Statement and therefore US$1,091,000 of registration fees from the 2022 Registration Statement remain available for future offsets pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is US$1,531,000, taking into consideration the aggregate available offset of US$1,091,000 from the 2022 Registration Statement, the Registrant has accordingly transmitted US$440,000 otherwise due for this Registration Statement.